CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 25, 2014	Jun. 26, 2013
Current Assets:
Cash and cash equivalents	$ 57,685	$ 59,367
Accounts receivable	47,850	44,082
Inventories	23,643	24,628
Prepaid expenses and other	65,506	65,584
Income taxes receivable	0	4,930
Deferred income taxes	16,170	0
Total current assets	210,854	198,591
Property and Equipment:
Land	149,184	147,581
Buildings and leasehold improvements	1,483,894	1,435,426
Furniture and equipment	593,344	580,115
Construction-in-progress	32,844	20,588
Gross property and equipment	2,259,266	2,183,710
Less accumulated depreciation and amortization	(1,202,812)	(1,147,895)
Net property and equipment	1,056,454	1,035,815
Other Assets:
Goodwill	133,434	142,103
Deferred income taxes	30,090	24,064
Intangibles	18,841	10,696
Other	40,931	41,334
Total other assets	223,296	218,197
Total assets	1,490,604	1,452,603
Current Liabilities:
Current installments of long-term debt	27,884	27,596
Accounts payable	102,931	93,326
Accrued liabilities	328,017	269,465
Income taxes payable	7,278	0
Deferred income taxes	0	845
Total current liabilities	466,110	391,232
Long-term debt, less current installments	832,302	780,121
Other liabilities	129,098	131,893
Commitments and Contingencies (Notes 9 and 14)
Shareholders’ Equity:
Common stock—250,000,000 authorized shares; $.10 par value; 176,246,649 shares issued and 64,558,909 shares outstanding at June 25, 2014 and 176,246,649 shares issued and 67,444,099 shares outstanding at June 26, 2013	17,625	17,625
Additional paid-in capital	484,320	477,420
Accumulated Other Comprehensive Loss	(940)	0
Retained earnings	2,306,532	2,217,623
Shareholders' equity including treasury stock	2,807,537	2,712,668
Less treasury stock, at cost (111,687,740 shares at June 25, 2014 and 108,802,550 shares at June 26, 2013)	(2,744,443)	(2,563,311)
Total shareholders’ equity	63,094	149,357
Total liabilities and shareholders’ equity	$ 1,490,604	$ 1,452,603